Goodwill (Details) - Schedule of goodwill - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Verticals and technology [Member]
Goodwill (Details) - Schedule of goodwill [Line Items]
Balance beginning	$ 19,788	$ 19,788
Impairment loss
Acquisitions in 2023
Adjustments to purchase price allocations
Balance ending	19,788	19,788	19,788
Food Processing [Member]
Goodwill (Details) - Schedule of goodwill [Line Items]
Balance beginning
Impairment loss
Acquisitions in 2023	46,246
Adjustments to purchase price allocations
Balance ending	46,246
Comprehensive Platform Service [Member]
Goodwill (Details) - Schedule of goodwill [Line Items]
Balance beginning	81,459
Impairment loss
Acquisitions in 2023		81,459
Adjustments to purchase price allocations	84,144
Balance ending	165,603	81,459
Corporate and others [Member]
Goodwill (Details) - Schedule of goodwill [Line Items]
Balance beginning
Impairment loss
Acquisitions in 2023
Adjustments to purchase price allocations
Balance ending
Consolidated [Member]
Goodwill (Details) - Schedule of goodwill [Line Items]
Balance beginning	101,247	19,788
Impairment loss
Acquisitions in 2023	46,246	81,459
Adjustments to purchase price allocations	84,144
Balance ending	231,637	101,247	19,788
Online stock trading [Member]
Goodwill (Details) - Schedule of goodwill [Line Items]
Balance beginning
Impairment loss
Acquisitions in 2023
Adjustments to purchase price allocations
Balance ending
Corporate and Other [Member]
Goodwill (Details) - Schedule of goodwill [Line Items]
Balance beginning
Impairment loss
Acquisitions in 2023
Balance ending